Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Central Index Key	0000928876
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	92,984,626